Provisions	12 Months Ended
Dec. 31, 2023
Disclosure of other provisions [abstract]
Provisions

NOTE 29. PROVISIONS
The account breaks down as follows as of the indicated dates:

	12.31.23	12.31.22
For Termination Benefits	8,091,078	17,432,824
Others	33,007,129	46,941,899
Total	41,098,207	64,374,723
Changes in the “Provisions” account for fiscal year 2023 are detailed in Schedule J.
See Note 46 for further details.